Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of Relevant Exchange Rates		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Oct. 25, 2024
Schedule of Relevant Exchange Rates [Line Items]
Current exchange rate		16.89	19.36
Average exchange rate	[1]	17.77	20.12
Non-adjusting events after reporting period [Member]
Schedule of Relevant Exchange Rates [Line Items]
Current exchange rate				19.93

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.